Designated accounting hedges (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Items Designated as Hedging Instruments
The following table provides a summary of financial instruments designated as hedging instruments:

		Notional amount of the hedging instrument (1)(2)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at October 31			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2021	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$13,002	$6,605	$6,397	$–	$165	$191	$(55)
	Interest rate risk
	Interest rate swaps	12,073	4,846	7,227	–	–	–	(223)
	Equity share price risk
	Equity swaps	1,679	964	715	–	44	1	529
		$26,754	$12,415	$14,339	$–	$209	$192	$251
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$226	$226	$–	$–	$1	$1	$14
	Deposits (3)	24,116	24,116	–	–	n/a	n/a	1,534
		$24,342	$24,342	$–	$–	$1	$1	$1,548
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$190,769	$72,010	$99,532	$19,227	$152	$162	$1,018
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	38,213	7,804	23,483	6,926	478	1,391	48
	Interest rate swaps	20,907	4,113	13,692	3,102	–	–	(260)
		$249,889	$83,927	$136,707	$29,255	$630	$1,553	$806
		$300,985	$120,684	$151,046	$29,255	$840	$1,746	$2,605
2020	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$7,329	$3,692	$3,637	$–	$134	$161	$43
	Interest rate risk
	Interest rate swaps	15,104	6,085	9,019	–	13	–	320
	Equity share price risk
	Equity swaps	1,171	1,012	159	–	5	23	(131)
		$23,604	$10,789	$12,815	$–	$152	$184	$232
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$247	$247	$–	$–	$–	$–	$(2)
	Deposits (3)	20,409	20,409	–	–	n/a	n/a	(154)
		$20,656	$20,656	$–	$–	$–	$–	$(156)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$205,518	$61,911	$126,570	$17,037	$170	$194	$(815)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	34,329	2,185	26,689	5,455	795	486	(26)
	Interest rate swaps	17,025	–	14,311	2,714	–	5	66
		$256,872	$64,096	$167,570	$25,206	$965	$685	$(775)
		$301,132	$95,541	$180,385	$25,206	$1,117	$869	$(699)

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures; therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)
As at October 31, 2021, the notional amount of our derivatives in designated hedge accounting relationships that were indexed to U.S. LIBOR with a maturity date beyond June 30, 2023, and CHF LIBOR and GBP LIBOR with a maturity date beyond December 31, 2021, was
$39

billion and
$9
billion, respectively. See “Interest Rate Benchmark Reform” in Note 1 for details.

(3)	Notional amount represents the principal amount of deposits as at October 31, 2021 and October 31, 2020.
n/a	Not applicable.

Summary of Average Rate or Price of Hedging Instruments
The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)		Average share price
2021	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.94		n/a		n/a
		GBP – CAD	1.72
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.57%		n/a
			n/a	USD	0.77%		n/a
	Equity share price risk
	Equity swaps		n/a		n/a		$118.17
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.92		n/a		n/a
		HKD – CAD	0.16		n/a		n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.37%		n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.50		0.08%		n/a
		GBP – CAD	1.66		1.31%		n/a
		USD – CAD	1.27		1.29%		n/a
	Interest rate swaps		n/a	CHF	(0.02)%		n/a
			n/a	EUR	(0.39	) %	n/a
			n/a	GBP	0.71%		n/a
2020	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.97		n/a		n/a
		EUR – CAD	1.51		n/a		n/a
		GBP – CAD	1.68
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.60%		n/a
			n/a	USD	1.65%		n/a
	Equity share price risk
	Equity swaps		n/a		n/a		$105.11
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.93		n/a		n/a
		HKD – CAD	0.17		n/a		n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.52%		n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.41		0.12%		n/a
		GBP – CAD	1.65		1.06%		n/a
		USD – CAD	1.36		1.69%		n/a
	Interest rate swaps		n/a	CHF	(0.41)%		n/a
			n/a	EUR	0.00%		n/a
			n/a	GBP	0.71%		n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Summary of Items Designated as Hedged Items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2021	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$5,514	n/a	n/a	$54
	Interest rate risk
	Loans	12,070	–	n/a	n/a	223
	Equity share price risk
	Share-based payment	–	1,549	n/a	n/a	(529)
		$12,070	$7,063	n/a	n/a	$(252)
	NIFO hedges	$24,342	$–	n/a	n/a	$(1,548)
	Fair value hedges (2)
	Interest rate risk
	Securities	$31,661	$–	$(243)	$–	$(1,403)
	Loans	45,180	–	(583)	–	(1,340)
	Deposits	–	91,414	–	(261)	1,568
	Subordinated indebtedness	–	5,419	–	10	192
	Foreign exchange / interest rate risk
	Deposits	–	19,662	–	(154)	217
		$76,841	$116,495	$(826)	$(405)	$(766)
2020	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$3,132	n/a	n/a	$(44)
	Interest rate risk
	Loans	15,092	–	n/a	n/a	(320)
	Equity share price risk
	Share-based payment	–	1,061	n/a	n/a	131
		$15,092	$4,193	n/a	n/a	$(233)
	NIFO hedges	$20,656	$–	n/a	n/a	$156
	Fair value hedges (2)
	Interest rate risk
	Securities	$33,319	$–	$1,347	$–	$783
	Loans	62,171	–	1,005	–	1,161
	Deposits	–	90,597	–	1,466	(1,019)
	Subordinated indebtedness	–	4,632	–	202	(113)
	Foreign exchange / interest rate risk
	Loans	5	–	–	–	–
	Deposits	–	17,331	–	81	(35)
		$95,495	$112,560	$2,352	$1,749	$777

(1)	As at October 31, 2021, the amount remaining in AOCI related to discontinued cash flow hedges was a net gain of $73 million (2020: $ 134 million).
(2)
As at October 31, 2021, the accumulated fair value hedge net asset adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $44 million (2020: net asset of $75 million).

n/a	Not applicable.

Summary of Hedge Accounting Gains (Losses) On the Consolidated Statement Of Income And Consolidated Statement Of Comprehensive Income
Hedge accounting gains (losses) in the consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2021	Cash flow hedges
	Foreign exchange risk	$(2)	$(64)	$57	$2	$(7)	$–
	Interest rate risk	279	(223)	(63)	75	68	–
	Equity share price risk	(3)	529	(421)	(29)	76	–
		$274	$242	$(427)	$48	$137	$–
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(1,341)	$1,548	$–	$(53)	$154	$–
2020	Cash flow hedges
	Foreign exchange risk	$(2)	$4	$(4)	$–	$(2)	$(2)
	Interest rate risk	98	320	(74)	(65)	279	–
	Equity share price risk	17	(131)	104	7	(3)	–
		$113	$193	$26	$(58)	$274	$(2)
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(1,139)	$(156)	$–	$(46)	$(1,341)	$–

(1)
During the year ended October 31, 2021, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil (2020: immaterial).

Hedge accounting gains (losses) in the consolidated statement of income

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2021	Fair value hedges
	Interest rate risk	$1,018	$(983)	$35
	Foreign exchange / interest rate risk	(212)	217	5
		$806	$(766)	$40
2020	Fair value hedges
	Interest rate risk	$(815)	$812	$(3)
	Foreign exchange / interest rate risk	40	(35)	5
		$(775)	$777	$2